Summary of Significant Accounting Policies (Details) - Schedule of Net Revenues By Geographical Location of Customers	6 Months Ended			12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Summary of Significant Accounting Policies (Details) - Schedule of Net Revenues By Geographical Location of Customers [Line Items]
Net revenues	¥ 24,739,480	$ 3,471,331	¥ 52,268,716	¥ 78,335,376	$ 11,060,101	¥ 983,168,898	¥ 39,440,897
PRC [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Net Revenues By Geographical Location of Customers [Line Items]
Net revenues	20,059,137		41,146,359
The United States [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Net Revenues By Geographical Location of Customers [Line Items]
Net revenues	1,019,596		5,327,331
Singapore [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Net Revenues By Geographical Location of Customers [Line Items]
Net revenues	3,409,737		1,015,569
Others [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Net Revenues By Geographical Location of Customers [Line Items]
Net revenues	¥ 251,010		¥ 4,779,457	¥ 13,734,497		¥ 60,542,584	¥ 1,641,430